LVIP Macquarie SMID Cap Core Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.70%
Automobile Components–0.61%
BorgWarner, Inc.	110,691	$4,016,976
		4,016,976
Banks–6.90%
Columbia Banking System, Inc.	302,151	7,889,163
East West Bancorp, Inc.	125,628	10,394,461
Pinnacle Financial Partners, Inc.	81,156	7,950,853
SouthState Corp.	62,903	6,112,914
Webster Financial Corp.	190,232	8,866,713
WSFS Financial Corp.	87,948	4,484,468
		45,698,572
Biotechnology–7.22%
†Amicus Therapeutics, Inc.	242,519	2,590,103
†Apellis Pharmaceuticals, Inc.	74,083	2,136,554
†Blueprint Medicines Corp.	60,966	5,639,355
†Exact Sciences Corp.	80,948	5,514,178
†Halozyme Therapeutics, Inc.	110,315	6,314,430
†Insmed, Inc.	108,997	7,956,781
†Natera, Inc.	67,602	8,582,074
†Neurocrine Biosciences, Inc.	52,126	6,005,957
†Ultragenyx Pharmaceutical, Inc.	56,407	3,133,409
		47,872,841
Building Products–2.11%
Carlisle Cos., Inc.	19,479	8,760,680
Zurn Elkay Water Solutions Corp.	145,114	5,215,397
		13,976,077
Capital Markets–2.25%
Hamilton Lane, Inc. Class A	35,923	6,049,074
Stifel Financial Corp.	94,595	8,882,470
		14,931,544
Chemicals–2.29%
Huntsman Corp.	315,955	7,646,111
Minerals Technologies, Inc.	97,804	7,553,403
		15,199,514
Commercial Services & Supplies–3.28%
ABM Industries, Inc.	86,885	4,584,052
†Casella Waste Systems, Inc. Class A	43,334	4,311,300
†Clean Harbors, Inc.	26,315	6,360,599
Tetra Tech, Inc.	137,340	6,476,954
		21,732,905
Construction & Engineering–2.28%
†Ameresco, Inc. Class A	57,990	2,200,141
†API Group Corp.	62,569	2,066,028
Quanta Services, Inc.	13,143	3,918,585
†WillScot Holdings Corp.	184,251	6,927,838
		15,112,592
Construction Materials–0.64%
†Summit Materials, Inc. Class A	109,002	4,254,348
		4,254,348
Consumer Staples Distribution & Retail–2.22%
†BJ's Wholesale Club Holdings, Inc.	70,489	5,813,933
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail (continued)
Casey's General Stores, Inc.	23,752	$8,923,864
		14,737,797
Electrical Equipment–0.89%
Atkore, Inc.	14,821	1,255,932
Regal Rexnord Corp.	27,891	4,626,559
		5,882,491
Electronic Equipment, Instruments & Components–1.19%
†Coherent Corp.	88,883	7,902,588
		7,902,588
Energy Equipment & Services–1.35%
Liberty Energy, Inc.	467,075	8,916,462
		8,916,462
Entertainment–0.55%
†IMAX Corp.	178,765	3,666,470
		3,666,470
Financial Services–0.83%
Essent Group Ltd.	85,027	5,466,386
		5,466,386
Food Products–0.76%
J & J Snack Foods Corp.	29,208	5,027,281
		5,027,281
Gas Utilities–0.84%
Spire, Inc.	83,010	5,585,743
		5,585,743
Ground Transportation–1.86%
ArcBest Corp.	9,516	1,032,010
Knight-Swift Transportation Holdings, Inc.	97,552	5,262,931
†Saia, Inc.	2,463	1,076,971
Werner Enterprises, Inc.	87,958	3,394,299
†XPO, Inc.	14,679	1,578,139
		12,344,350
Health Care Equipment & Supplies–1.37%
†Inspire Medical Systems, Inc.	21,389	4,514,148
†Lantheus Holdings, Inc.	41,477	4,552,101
†=OmniAb, Inc. Earnout Shares	14,046	0
†=OmniAb, Inc. Earnout Shares.	14,046	0
		9,066,249
Health Care Providers & Services–0.99%
Encompass Health Corp.	67,988	6,570,360
		6,570,360
Health Care REITs–0.93%
Healthpeak Properties, Inc.	269,144	6,155,323
		6,155,323
Hotels, Restaurants & Leisure–3.52%
Aramark	134,922	5,225,529
†Brinker International, Inc.	72,488	5,547,507
Jack in the Box, Inc.	28,054	1,305,633
Texas Roadhouse, Inc.	45,081	7,961,305
Wendy's Co.	187,006	3,276,345
		23,316,319
Household Durables–3.33%
†Helen of Troy Ltd.	23,316	1,442,095
LVIP Macquarie SMID Cap Core Fund–1

LVIP Macquarie SMID Cap Core Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables (continued)
KB Home	56,500	$4,841,485
La-Z-Boy, Inc.	76,827	3,298,183
†Taylor Morrison Home Corp.	65,679	4,614,607
Toll Brothers, Inc.	50,864	7,857,979
		22,054,349
Industrial REITs–1.73%
First Industrial Realty Trust, Inc.	126,980	7,108,341
Terreno Realty Corp.	65,057	4,347,759
		11,456,100
Insurance–4.52%
Axis Capital Holdings Ltd.	108,662	8,650,582
Kemper Corp.	130,971	8,021,974
Primerica, Inc.	19,239	5,101,221
Reinsurance Group of America, Inc.	37,621	8,196,487
		29,970,264
Interactive Media & Services–0.36%
†Yelp, Inc.	68,242	2,393,929
		2,393,929
IT Services–0.76%
†ASGN, Inc.	53,760	5,012,045
		5,012,045
Leisure Products–0.92%
†Malibu Boats, Inc. Class A	51,012	1,979,776
†YETI Holdings, Inc.	101,068	4,146,820
		6,126,596
Life Sciences Tools & Services–1.74%
†Azenta, Inc.	57,747	2,797,265
Bio-Techne Corp.	59,552	4,759,991
†Repligen Corp.	26,774	3,984,507
		11,541,763
Machinery–4.08%
†Chart Industries, Inc.	23,007	2,856,089
Federal Signal Corp.	63,653	5,949,009
†Gates Industrial Corp. PLC	132,451	2,324,515
Graco, Inc.	54,295	4,751,355
Kadant, Inc.	14,025	4,740,450
Lincoln Electric Holdings, Inc.	33,532	6,438,815
		27,060,233
Marine Transportation–1.27%
†Kirby Corp.	68,776	8,420,246
		8,420,246
Media–1.18%
Interpublic Group of Cos., Inc.	161,493	5,108,023
Nexstar Media Group, Inc.	16,585	2,742,330
		7,850,353
Metals & Mining–1.73%
Kaiser Aluminum Corp.	42,323	3,069,264
Reliance, Inc.	29,075	8,408,781
		11,478,045
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multi-Utilities–0.82%
Black Hills Corp.	88,365	$5,400,869
		5,400,869
Oil, Gas & Consumable Fuels–4.08%
Chesapeake Energy Corp.	119,129	9,798,360
International Seaways, Inc.	38,852	2,003,209
Permian Resources Corp.	440,456	5,994,606
Scorpio Tankers, Inc.	14,040	1,001,052
†Southwestern Energy Co.	1,080,876	7,685,029
Teekay Tankers Ltd. Class A	8,984	523,318
		27,005,574
Pharmaceuticals–1.76%
†Intra-Cellular Therapies, Inc.	56,128	4,106,886
†Ligand Pharmaceuticals, Inc.	42,599	4,263,734
†Supernus Pharmaceuticals, Inc.	104,663	3,263,392
		11,634,012
Professional Services–3.02%
†ExlService Holdings, Inc.	194,956	7,437,571
KBR, Inc.	95,251	6,203,698
UL Solutions, Inc. Class A	44,875	2,212,338
†WNS Holdings Ltd.	78,992	4,163,668
		20,017,275
Real Estate Management & Development–0.82%
†Jones Lang LaSalle, Inc.	20,175	5,443,417
		5,443,417
Residential REITs–1.16%
Camden Property Trust	62,155	7,678,007
		7,678,007
Retail REITs–2.01%
Brixmor Property Group, Inc.	255,879	7,128,789
Kite Realty Group Trust	233,755	6,208,533
		13,337,322
Semiconductors & Semiconductor Equipment–2.67%
†MACOM Technology Solutions Holdings, Inc.	55,821	6,210,644
†Semtech Corp.	162,204	7,406,235
†Silicon Laboratories, Inc.	35,100	4,056,507
		17,673,386
Software–7.93%
†Box, Inc. Class A	84,826	2,776,355
†Dynatrace, Inc.	95,530	5,107,989
†Guidewire Software, Inc.	46,628	8,530,126
†Procore Technologies, Inc.	58,710	3,623,581
†PTC, Inc.	34,666	6,262,760
†Q2 Holdings, Inc.	72,797	5,807,017
†Rapid7, Inc.	61,959	2,471,545
†Rubrik, Inc. Class A	15,954	512,921
†Smartsheet, Inc. Class A	74,395	4,118,507
†Sprout Social, Inc. Class A	40,762	1,184,951
†SPS Commerce, Inc.	13,236	2,570,034
†Varonis Systems, Inc.	121,161	6,845,596
†Workiva, Inc.	34,780	2,751,794
		52,563,176
LVIP Macquarie SMID Cap Core Fund–2

LVIP Macquarie SMID Cap Core Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialized REITs–0.83%
National Storage Affiliates Trust	114,312	$5,509,838
		5,509,838
Specialty Retail–1.79%
Dick's Sporting Goods, Inc.	40,353	8,421,671
†Five Below, Inc.	39,246	3,467,384
		11,889,055
Textiles, Apparel & Luxury Goods–1.30%
Steven Madden Ltd.	175,728	8,608,915
		8,608,915
Trading Companies & Distributors–4.01%
Applied Industrial Technologies, Inc.	11,999	2,677,337
†Beacon Roofing Supply, Inc.	91,510	7,909,209
Boise Cascade Co.	64,845	9,141,848
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
WESCO International, Inc.	40,926	$6,874,750
		26,603,144
Total Common Stock (Cost $416,705,214)		654,161,101

MONEY MARKET FUND–1.46%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.94%)	9,662,706	9,662,706
Total Money Market Fund (Cost $9,662,706)		9,662,706

TOTAL INVESTMENTS–100.16% (Cost $426,367,920)	663,823,807
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.16%)	(1,083,077)
NET ASSETS APPLICABLE TO 24,836,005 SHARES OUTSTANDING–100.00%	$662,740,730

†Non-income producing.
=The value of this security was determined using significant unobservable inputs.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
LVIP Macquarie SMID Cap Core Fund–3